DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	0 Months Ended		6 Months Ended		0 Months Ended
	Jun. 30, 2011	Apr. 30, 2011 Interest Rate Swap Senior Notes Due 2014 [Member]	Mar. 31, 2011 Interest Rate Swap Senior Notes Due 2014 [Member]	Jun. 30, 2011 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]	Jun. 30, 2010 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]	Apr. 30, 2011 Interest Rate Swap Senior Notes Due 2036 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements			$ 250		$ 1,000	$ 986
Stated interest rate on Senior Notes					3.00%	6.15%
Description of the interest rate terms of the swap agreement	see note 11	Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate		Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount		Teva was to pay an effective interest rate of three months LIBOR plus an average 1.88% on the $986 million principal amount and receive a fixed rate of 6.15% on such amount
Derivative Gain On Derivative						$ 53